Accounting for Stock-Based Compensation (Details 5) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Director's Fee
Directors' fees earned and deferred into plan	$ 220	$ 180	$ 80
Share equivalent units	9,974	5,207	3,284